Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	CALAMOS ADVISORS TRUST/IL
Entity Central Index Key	0001079575
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000017621
Shareholder Report [Line Items]
Fund Name	Calamos Growth and Income Portfolio
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calamos Growth and Income Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$64	1.23%Footnote Reference(1)
Footnote	Description
Footnote(1)	Annualized.

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.23% [1]
AssetsNet	$ 36,086,675
Holdings Count | Holding	153
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

KEY PORTFOLIO STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$36,086,675	153	20%

Holdings [Text Block]
Table Summary
SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	35.9
Communication Services	10.6
Financials	10.6
Industrials	10.3
Consumer Discretionary	8.7
Health Care	8.6
Consumer Staples	3.5
Utilities	3.0
Energy	2.8
Materials	2.6
Real Estate	1.1
Other	0.9

Largest Holdings [Text Block]

TOP 10 HOLDINGS

% OF NET ASSETS

Table Summary
NVIDIA Corp.	6.3
Apple, Inc.	5.8
Alphabet, Inc. - Class A	5.3
Amazon.com, Inc.	3.8
Microsoft Corp.	3.6
Broadcom, Inc.	2.4
Micron Technology, Inc.	1.9
Meta Platforms, Inc. - Class A	1.7
JPMorgan Chase & Co.	1.6
Tesla, Inc.	1.6

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-582-6959.
Updated Prospectus Web Address	www.calamos.com/resources

[1]	Annualized.